Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Apr. 08, 2022	Mar. 31, 2022
Subsequent Event [Line Items]
Proceeds from issuance of ordinary shares		$ 25,245
Subsequent Event | American Depository Shares | Open Market Sale Agreement | Jefferies LLC
Subsequent Event [Line Items]
Stock issued during period, value	2,382,022
Price per ADS	$ 1.0512
Proceeds from issuance of ordinary shares	$ 2,400